UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:   811-23080

The Community Development Fund
 (Exact name of registrant as specified in charter)
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6255 Chapman Field Dr.
Miami, FL 33156
1-305-663-0100
(Address of principal executive offices)
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Community Development Fund Advisors, LLC
Kenneth H. Thomas, Ph.D., Chief Executive Officer
6255 Chapman Field Dr.
Miami, FL 33156
1-305-663-0100
(Name and address of agent for service)
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Date of Fiscal Year End: December 31

Date of Reporting Period: July 1, 2020 to June 30, 2021
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Item 1. Proxy Voting Record.
The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Community Development Fund

/s/ Kenneth H. Thomas Ph.D.
Kenneth H. Thomas Ph.D.
Chief Executive Officer
Date:  August 9, 2021